Commitments and Contingencies - Future Minimum Lease Payments under Capital Leases and Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 31,789
2016	26,492
2017	0
Total minimum lease payments	58,281
Less: amounts representing interest	(362)
Total	57,919
2015	168,101
2016	146,923
2017	65,494
Total minimum lease payments	$ 380,518